Share-based Compensation - LTIP (Details) - LTIP - USD ($)				12 Months Ended
	Jun. 05, 2023	Sep. 13, 2022	May 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Share-based compensation expense				$ 30,416,000	$ 23,850,000	$ 25,625,000
Vesting period to March 2026
Share-based Compensation
Share-based compensation expense				$ 50,262,000
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period				19,601,375	8,139,175
Purchased				2,725,515	14,028,465
Vested				(4,714,205)	(2,566,265)
As at end of period				17,612,685	19,601,375	8,139,175
Ordinary Shares Held by Trustee - Cost
As at beginning of period				$ 76,064,000	$ 40,014,000
Purchased				9,071,000	48,084,000
Vested				(18,148,000)	(12,034,000)
As at end of period				66,987,000	76,064,000	$ 40,014,000
Awards forfeited				$ 7,332,000	$ 19,031,000
Shared-based Compensation Award, Performance | May 23, 2022
Share-based Compensation
Maximum cash amount			$ 60,400,000
Number of business days for vesting after announcement of Group's annual results			2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results			2 years
Shared-based Compensation Award, Performance | September 13, 2022, One
Share-based Compensation
Maximum cash amount		$ 3,800,000
Number of business days for vesting after announcement of Group's annual results		2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results		2 years
Shared-based Compensation Award, Performance | September 13, 2022, Two
Share-based Compensation
Maximum cash amount		$ 1,700,000
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%
Shared-based Compensation Award, Performance | June 5, 2023
Share-based Compensation
Maximum cash amount	$ 54,900,000
Number of business days for vesting after announcement of Group's annual results	2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results	2 years